PENSIONS	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
PENSIONS

27.	PENSIONS

Defined contribution scheme
We operate a defined contribution scheme. The pension cost for the period represents contributions payable by us to the scheme. The charge to net income for the years ended December 31, 2016, 2015 and 2014 was $1.3 million, $0.2 million and $0.9 million, respectively.

The total contributions to our defined contribution scheme were as follows:

(in thousands of $)	2016	2015	2014
Employers' contributions	1,324	1,035	684

Defined benefit schemes
We have two defined benefit pension plans both of which are closed to new entrants but which still cover certain of our employees. Benefits are based on the employee's years of service and compensation. Net periodic pension plan costs are determined using the Projected Unit Credit Cost method. Our plans are funded by us in conformity with the funding requirements of the applicable government regulations. Plan assets consist of both fixed income and equity funds managed by professional fund managers.

We use December 31 as a measurement date for our pension plans.

The components of net periodic benefit costs are as follows:

(in thousands of $)	2016	2015	2014
Service cost	302	379	369
Interest cost	2,051	2,042	2,359
Expected return on plan assets	(806)	(946)	(984)
Recognized actuarial loss	1,060	1,195	998
Net periodic benefit cost	2,607	2,670	2,742

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension benefit cost during the year ended December 31, 2016 is $1.2 million.

The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2016	2015
Reconciliation of benefit obligation:
Benefit obligation at January 1	49,473	53,166
Service cost	302	379
Interest cost	2,051	2,042
Actuarial loss (gain)	3,547	(2,547)
Foreign currency exchange rate changes	(1,887)	(509)
Benefit payments	(3,110)	(3,058)
Benefit obligation at December 31	50,376	49,473

The accumulated benefit obligation at December 31, 2016 and 2015 was $49.1 million and $48.5 million, respectively.

(in thousands of $)	2016	2015
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	13,194	14,496
Actual return on plan assets	1,994	(155)
Employer contributions	2,342	2,411
Foreign currency exchange rate changes	(1,917)	(500)
Benefit payments	(3,110)	(3,058)
Fair value of plan assets at December 31	12,503	13,194

(in thousands of $)	2016	2015
Projected benefit obligation	(50,376)	(49,473)
Fair value of plan assets	12,503	13,194
(Unfunded) funded status (1)	(37,873)	(36,279)

Employer contributions and benefits paid under the pension plans include $2.3 million (2015: $2.4 million) paid from employer assets for the year ended December 31, 2016.

(1) Our plans compose of two plans. The details of these plans are as follows:

	December 31, 2016			December 31, 2015
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(10,461)	(39,915)	(50,376)	(10,145)	(39,328)	(49,473)
Fair value of plan assets	10,651	1,852	12,503	10,277	2,917	13,194
Funded status at end of year	190	(38,063)	(37,873)	132	(36,411)	(36,279)

The fair value of our plan assets, by category, as of December 31, 2016 and 2015 were as follows:

(in thousands of $)	2016	2015
Equity securities	8,936	9,620
Debt securities	2,860	3,032
Cash	707	542
	12,503	13,194

The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2016	2015
Net actuarial loss	12,956	12,400

The actuarial loss recognized in the other comprehensive income is net of tax of $0.0 million, $0.0 million, and $0.2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The asset allocation for our Marine scheme at December 31, 2016 and 2015, by asset category are as follows:

Marine scheme	2016 (%)	2015 (%)
Equity	30-65	30-65
Bonds	10-50	10-50
Other	20-40	20-40
Total	100	100

The asset allocation for our UK scheme at December 31, 2016 and 2015, by asset category are as follows:

UK scheme	2016 (%)	2015 (%)
Equity	75.2	75.7
Bonds	24.8	24.3
Total	100	100

Our investment strategy is to balance risk and reward through the selection of professional investment managers and investing in pooled funds.

We are expected to make the following contributions to the schemes during the year ended December 31, 2017, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	370	1,800

We are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2017	284	3,000
2018	370	3,000
2019	308	3,000
2020	432	3,000
2021	493	3,000
2022 - 2026	2,467	15,000

The weighted average assumptions used to determine the benefit obligation for our plans for the years ended December 31 are as follows:

	2016	2015
Discount rate	3.87%	4.34%
Rate of compensation increase	2.38%	2.07%

The weighted average assumptions used to determine the net periodic benefit cost for our plans for the years ended December 31 are as follows:

	2016	2015
Discount rate	4.34%	3.95%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.07%	2.21%

The overall expected long-term rate of return on assets assumption used to determine the net periodic benefit cost for our plans for the years ended December 31, 2016 and 2015 is based on the weighted average of various returns on assets using the asset allocation as at the beginning of 2016 and 2015. For equities and other asset classes, we have applied an equity risk premium over ten year governmental bonds.